UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors International Growth Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Australia - 0.94%
QBE Insurance Group Limited	400,000	$7,303,949

Belgium - 1.22%
InBev NV	75,000	4,129,418
KBC Group NV	50,000	5,265,594
		9,395,012
Canada - 1.75%
EnCana Corporation	150,000	6,979,647
Shoppers Drug Mart Corporation	160,000	6,535,987
		13,515,634
China - 0.46%
China Mobile (Hong Kong) Limited	500,000	3,533,081

Finland - 0.77%
Nokia OYJ	300,000	5,957,317

France - 11.06%
ALSTOM*	80,000	7,238,052
Cap Gemini SA	90,000	4,773,843
Pernod Ricard	40,000	8,323,506
Pinault-Printemps-Redoute SA	35,000	5,188,243
STMicroelectronics N.V.	300,000	5,200,289
Sanofi-Aventis	45,000	4,005,782
TOTAL S.A.	180,000	11,811,922
VINCI	220,000	24,493,729
Vivendi Universal	400,000	14,420,309
		85,455,675
Germany - 13.05%
Allianz Aktiengesellschaft, Registered Shares	50,000	8,653,200
Commerzbank Aktiengesellschaft	160,000	5,421,184
Continental Aktiengesellschaft	60,000	6,969,985
E.ON AG	70,000	8,318,053
Fresenius AG	22,300	3,980,073
Hypo Real Estate Holding AG	100,000	6,236,289
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares	25,000	3,954,743
RWE Aktiengesellschaft	100,000	9,237,773
SAP Aktiengesellschaft	75,000	14,883,783
Salzgitter AG	70,000	6,586,272
Siemens AG	210,000	18,323,506
Wacker Chemie AG*	70,000	8,255,031
		100,819,892
Greece - 1.05%
Bank of Cyprus Limited	800,000	8,135,834

Ireland - 3.38%
Anglo Irish Bank Corporation plc (Ireland)	800,000	13,137,039
CRH public limited company	250,000	8,461,090
Irish Life & Permanent plc	180,000	4,510,214
		26,108,343
Italy - 5.30%
Banca Intesa S.p.A.	1,500,000	9,871,800
Banca Italease S.p.A.	100,000	4,932,730
Banco Popolare di Verona e Novara S.c. a r.l.	135,000	3,730,171
Saipem S.p.A.	270,000	5,868,300
UniCredito Italiano S.p.A.	2,000,000	16,598,826
		41,001,827
Japan - 20.46%
Astellas Pharma Inc.	200,000	8,042,328
CREDIT SAISON CO., LTD.	180,000	7,588,571
Canon Inc.	262,500	13,688,889
Central Japan Railway Company	700	7,466,667
Chubu Electric Power Company, Incorporated	150,000	3,898,413
DENSO CORPORATION	126,900	4,458,286
Hoya Corporation	200,000	7,534,392
Japan Tobacco Inc.	1,400	5,440,000
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	300	3,860,317
Mitsubishi Estate Co., Ltd.	500,000	10,920,635
Mizuho Financial Group, Inc.	1,800	13,958,095
ORIX Corporation	45,000	12,438,095
SMC Corporation	70,000	9,262,222
SUMCO Corporation	100,000	7,407,407
Sega Sammy Holdings Inc.	250,000	8,042,328
Shin-Etsu Chemical Co., Ltd.*	100,000	6,383,069
Sumitomo Mitsui Financial Group, Inc.	400	4,198,942
Tokyo Electric Power Company, Incorporated (The)	150,000	4,317,460
Toyota Motor Corporation	270,000	14,674,286
YAMADA-DENKI Co., Ltd.	45,000	4,510,476
		158,090,878
Luxembourg - 0.82%
Tenaris S.A., ADR	180,000	6,368,400

Netherlands - 0.53%
Euronext N.V.	42,000	4,082,246

Norway - 1.47%
Orkla ASA	100,000	4,757,454
Statoil ASA	280,000	6,617,534
		11,374,988
Russia - 1.46%
OAO LUKOIL, ADR	150,000	11,325,000

South Korea - 1.00%
Samsung Electronics Co., Ltd.	11,000	7,718,890

Spain - 1.76%
Enagas, S.A.	400,000	9,693,004
Telefonica, S.A.	225,000	3,900,217
		13,593,221
Sweden - 0.99%
Telefonaktiebolaget LM Ericsson, B Shares	2,200,000	7,625,390

Switzerland - 13.71%
Compagnie Financiere Richemont SA	100,000	4,814,267
Credit Suisse Group, Registered Shares	200,000	11,571,834
Holcim Ltd, Registered Shares	110,000	8,990,364
Nestle S.A., Registered Shares	52,000	18,131,073
Novartis AG, Registered Shares	400,000	23,351,593
Roche Holdings AG, Genussschein	60,000	10,373,865
Swiss Reinsurance Company, Registered Shares	100,000	7,653,245
UBS AG	200,000	11,963,693
Zurich Financial Services, Registered Shares	37,000	9,091,327
		105,941,261
United Kingdom - 12.93%
BAE SYSTEMS plc	1,000,000	7,400,438
BHP Billiton Plc	446,500	7,707,933
Barclays PLC	500,000	6,309,798
British American Tobacco p.l.c.	600,000	16,221,985
Cadbury Schweppes plc	375,000	3,991,603
Diageo plc	200,000	3,533,112
GlaxoSmithKline plc	600,000	15,974,836
IG Group Holdings plc (A)	940,000	4,558,408
Reckitt Benckiser plc	300,000	12,436,106
Royal Bank of Scotland Group plc (The)	400,000	13,772,960
Vodafone Group Plc	3,500,000	8,011,290
		99,918,469
United States - 1.23%
Research In Motion Limited*	50,000	5,133,750
Schlumberger Limited	70,000	4,342,100
		9,475,850

TOTAL COMMON STOCKS - 95.34%		$736,741,157

(Cost: $570,966,093)

OTHER GOVERNMENT SECURITY - 1.46%	Principal Amount in Thousands

Germany
German Treasury Bill,
0.0%, 1-17-07 (B)	EUR9,000	$11,307,414
(Cost: $11,390,733)

SHORT-TERM SECURITIES

Commercial Paper
Aluminum - 0.41%
Alcan Corporation
5.5%, 10-2-06	$3,172	3,171,515

Finance Companies - 0.08%
Kitty Hawk Funding Corp.
5.34%, 10-16-06	623	621,614

Food and Related - 0.65%
Kellogg Co.
5.3%, 10-13-06	5,000	4,991,167

Security and Commodity Brokers - 0.03%
UBS Finance Delaware LLC (UBS AG)
5.22%, 10-26-06	205	204,257

Utilities -- Electric - 0.64%
PacifiCorp
5.3%, 10-16-06	5,000	4,988,958

Total Commercial Paper - 1.81%		13,977,511

Commercial Paper (backed by irrevocable bank letter of credit)
Food and Related - 0.26%
COFCO Capital Corp. (Rabobank Nederland)
5.27%, 10-18-06	2,000	1,995,023

Multiple Industry - 1.13%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch)
5.27%, 10-18-06	8,800	8,778,100

Total Commercial Paper (backed by irrevocable bank letter of credit) - 1.39%		10,773,123

TOTAL SHORT-TERM SECURITIES - 3.20%		$24,750,634

(Cost: $24,750,634)

TOTAL INVESTMENT SECURITIES - 100.00%		$772,799,205

(Cost: $607,107,460)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the total value of this security amounted to 0.59% of total investments.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006